Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$18,180	$20,704
Short term deposits and highly liquid funds	13,952	27,374

Total cash and cash equivalents	$32,132	$48,078